Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the Company is providing the following table to show the relationship between executive compensation actually paid and certain financial performance of the Company.

Year(1)	Summary Compensation Table Total for PEO Kaliste Saloom ($)	Compensation Actually Paid to PEO Kaliste Saloom ($)	Summary Compensation Table Total for PEO Rahul Mewawalla ($)	Compensation Actually Paid to PEO Rahul Mewawalla ($)(2)	Summary Compensation Table Total for PEO James Manning ($)	Compensation Actually Paid to PEO James Manning ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income ($)
(a)			(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)
2025	664,487	512,172	1,465,555	(1,760,262)	—	—	404,469	327,428	15.25	(23,656,569)
2024	—	—	20,263,055	2,604,152	—	—	1,143,883	621,223	12.52	(46,131,701)
2023	—	—	11,636,361	20,546,062	5,649,940	1,991,440	563,194	769,361	48.27	(60,421,822)

____________

(1)      The following table lists our PEO and non-PEO NEOs for each of years 2025, 2024 and 2023:

Year	PEO	Non-PEO NEOs
2025	Kaliste Saloom and Rahul Mewawalla	William Regan and William Harrison
2024	Rahul Mewawalla	William Harrison and Kaliste Saloom
2023	Rahul Mewawalla and James Manning	William Harrison

(2)      In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation in the Summary Compensation Table for each year to determine the Compensation Actually Paid:

Year	PEO	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2025	Kaliste Saloom	664,487	(257,795)	105,480	512,172
2025	Rahul Mewawalla	1,465,555	(646,291)	(2,579,526)	(1,760,262)
2024	Rahul Mewawalla	20,263,055	(16,859,930)	(798,973)	2,604,152
2023	Rahul Mewawalla	11,636,361	(10,186,892)	19,096,593	20,546,062
2023	James Manning	5,649,940	(3,658,500)	—	1,991,440

____________

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)     The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	PEO	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	Kaliste Saloom	90,367	(67,258)	150,005	(67,634)	—	—	105,480
2025	Rahul Mewawalla	—	—	654,571	(3,234,097)	—	—	(2,579,526)
2024	Rahul Mewawalla	5,784,392	(4,147,500)	5,113,628	(7,549,493)	—	—	(798,973)
2023	Rahul Mewawalla	14,466,093	—	—	—	—	4,630,500	19,096,593
2023	James Manning	—	—	—	—	—	—	—

(3)      In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the non-PEO NEOs’ average total compensation in the Summary Compensation Table for each year to determine the average Compensation Actually Paid:

Year	Reported Average Summary Compensation Table Total for Non-PEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEOs ($)
2025	404,469	(185,405)	108,364	327,428
2024	1,143,883	(856,863)	334,203	621,223
2023	563,194	(362,473)	568,640	769,361

____________

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year, averaged among the non-PEO NEOs.

(b)     The equity award adjustments for each applicable year, averaged among the non-PEO NEOs, include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	67,612	—	80,449	(39,697)	—	—	108,364
2024	454,561	—	12,975	(133,333)	—	—	334,203
2023	568,640	—	—	—	—	—	568,640

Adjustment To PEO Compensation, Footnote

(2)      In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation in the Summary Compensation Table for each year to determine the Compensation Actually Paid:

Year	PEO	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2025	Kaliste Saloom	664,487	(257,795)	105,480	512,172
2025	Rahul Mewawalla	1,465,555	(646,291)	(2,579,526)	(1,760,262)
2024	Rahul Mewawalla	20,263,055	(16,859,930)	(798,973)	2,604,152
2023	Rahul Mewawalla	11,636,361	(10,186,892)	19,096,593	20,546,062
2023	James Manning	5,649,940	(3,658,500)	—	1,991,440

____________

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)     The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value

Non-PEO NEO Average Total Compensation Amount		$ 404,469	$ 1,143,883	$ 563,194
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 327,428	621,223	769,361
Adjustment to Non-PEO NEO Compensation Footnote

(3)      In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the non-PEO NEOs’ average total compensation in the Summary Compensation Table for each year to determine the average Compensation Actually Paid:

Year	Reported Average Summary Compensation Table Total for Non-PEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEOs ($)
2025	404,469	(185,405)	108,364	327,428
2024	1,143,883	(856,863)	334,203	621,223
2023	563,194	(362,473)	568,640	769,361

____________

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year, averaged among the non-PEO NEOs.

(b)     The equity award adjustments for each applicable year, averaged among the non-PEO NEOs, include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in

Total Shareholder Return Amount		$ 15.25	12.52	48.27
Net Income (Loss)		$ (23,656,569)	$ (46,131,701)	$ (60,421,822)
PEO Name		Kaliste Saloom and Rahul Mewawalla	Rahul Mewawalla	Rahul Mewawalla and James Manning
Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	$ 108,364	$ 334,203	$ 568,640
Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	(185,405)	(856,863)	(362,473)
Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		67,612	454,561	568,640
Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		80,449	12,975
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(39,697)	(133,333)
Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Kaliste Saloom [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		664,487
PEO Actually Paid Compensation Amount		512,172
Adjustment to Compensation, Amount		105,480
Kaliste Saloom [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]	105,480
Kaliste Saloom [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	(257,795)
Kaliste Saloom [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		90,367
Kaliste Saloom [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(67,258)
Kaliste Saloom [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		150,005
Kaliste Saloom [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(67,634)
Kaliste Saloom [Member] | Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Kaliste Saloom [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Rahul Mewawalla [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,465,555	20,263,055	11,636,361
PEO Actually Paid Compensation Amount	[6]	(1,760,262)	2,604,152	20,546,062
Adjustment to Compensation, Amount		(2,579,526)
Rahul Mewawalla [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]	(2,579,526)	(798,973)	19,096,593
Rahul Mewawalla [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	(646,291)	(16,859,930)	(10,186,892)
Rahul Mewawalla [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,784,392	14,466,093
Rahul Mewawalla [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,147,500)
Rahul Mewawalla [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		654,571	5,113,628
Rahul Mewawalla [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,234,097)	(7,549,493)
Rahul Mewawalla [Member] | Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Rahul Mewawalla [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,630,500
James Manning [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				5,649,940
PEO Actually Paid Compensation Amount	[6]			1,991,440
James Manning [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]
James Manning [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]			(3,658,500)
James Manning [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
James Manning [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
James Manning [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
James Manning [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
James Manning [Member] | Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
James Manning [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the non-PEO NEOs’ average total compensation in the Summary Compensation Table for each year to determine the average Compensation Actually Paid:
Year	Reported Average Summary Compensation Table Total for Non-PEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEOs ($)
2025	404,469	(185,405)	108,364	327,428
2024	1,143,883	(856,863)	334,203	621,223
2023	563,194	(362,473)	568,640	769,361

____________

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year, averaged among the non-PEO NEOs.

(b)     The equity award adjustments for each applicable year, averaged among the non-PEO NEOs, include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	67,612	—	80,449	(39,697)	—	—	108,364
2024	454,561	—	12,975	(133,333)	—	—	334,203
2023	568,640	—	—	—	—	—	568,640

[2]	The equity award adjustments for each applicable year, averaged among the non-PEO NEOs, include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	67,612	—	80,449	(39,697)	—	—	108,364
2024	454,561	—	12,975	(133,333)	—	—	334,203
2023	568,640	—	—	—	—	—	568,640

[3]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year, averaged among the non-PEO NEOs.
[4]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year

-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	PEO	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	Kaliste Saloom	90,367	(67,258)	150,005	(67,634)	—	—	105,480
2025	Rahul Mewawalla	—	—	654,571	(3,234,097)	—	—	(2,579,526)
2024	Rahul Mewawalla	5,784,392	(4,147,500)	5,113,628	(7,549,493)	—	—	(798,973)
2023	Rahul Mewawalla	14,466,093	—	—	—	—	4,630,500	19,096,593
2023	James Manning	—	—	—	—	—	—	—

[5]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[6]	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation in the Summary Compensation Table for each year to determine the Compensation Actually Paid:
Year	PEO	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2025	Kaliste Saloom	664,487	(257,795)	105,480	512,172
2025	Rahul Mewawalla	1,465,555	(646,291)	(2,579,526)	(1,760,262)
2024	Rahul Mewawalla	20,263,055	(16,859,930)	(798,973)	2,604,152
2023	Rahul Mewawalla	11,636,361	(10,186,892)	19,096,593	20,546,062
2023	James Manning	5,649,940	(3,658,500)	—	1,991,440

____________

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)     The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year

-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	PEO	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	Kaliste Saloom	90,367	(67,258)	150,005	(67,634)	—	—	105,480
2025	Rahul Mewawalla	—	—	654,571	(3,234,097)	—	—	(2,579,526)
2024	Rahul Mewawalla	5,784,392	(4,147,500)	5,113,628	(7,549,493)	—	—	(798,973)
2023	Rahul Mewawalla	14,466,093	—	—	—	—	4,630,500	19,096,593
2023	James Manning	—	—	—	—	—	—	—